Related Party Transactions - Schedule of related party transactions (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Services and products provided to NetEase Group [Member] | Learning services provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	¥ 18,029	¥ 7,360	¥ 5,826
Services and products provided to NetEase Group [Member] | Smart devices provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	8,748	6,607	7,607
Services and products provided to NetEase Group [Member] | Online marketing services provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	7,925	9,823	15,860
Services and products provided to NetEase Group [Member] | Other services provide to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	9,588
Services and products provided to NetEase Group [Member] | Fixed assets provide to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	936
Services and products purchased from NetEase Group and other related party [Member] | Services purchased from NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	153,523	143,186	163,487
Services and products purchased from NetEase Group and other related party [Member] | Services purchased from other related party [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	9,572
Services and products purchased from NetEase Group and other related party [Member] | Fixed assets and inventories purchased from NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,087	2,489	2,198
Loan related transactions [Member] | Interest expenses on loans from NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	45,607	31,644	31,215
Loan related transactions [Member] | Addition of long-term loans from NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	225,941	257,522
Equity related transactions [Member] | Deemed distribution to NetEase [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		4,171	2,060
Equity related transactions [Member] | Share-based compensation under NetEase Plan [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	¥ 1,499	¥ 1,043	2,682
Other transactions [Member] | Disposal of Youdao Cloudnote business to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			¥ 670